RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Certain directors and executive officers, including companies in which they are officers or have significant ownership, were loan and deposit customers during 2025 and 2024.
A summary of loans to our directors and executive officers (which includes loans to entities in which the individual owns a 10% or more voting interest) for the years ended December 31 follows:

	2025	2024
	(In thousands)
Balance at beginning of year	$3,938	$7,373
New loans and advances	402	237
Repayments	(459)	(3,672)
Balance at end of year	$3,881	$3,938
We had $1.34 million and $1.39 million in loan commitments to directors and executive officers at December 31, 2025 and 2024, respectively. Of these commitments, balances outstanding were $0.10 million and $0.01 million at December 31, 2025 and 2024, respectively, and included in the table above.
Deposits held by us for directors and executive officers totaled $3.4 million and $1.5 million at December 31, 2025 and 2024, respectively.